Center Coast Brookfield Midstream Focus Fund
Schedule of Investments
June 30, 2025 (Unaudited)

MASTER LIMITED PARTNERSHIPS - 51.3%	Units	Value
Gathering & Processing - 15.9%
MPLX LP	2,801,292	$144,294,551
Western Midstream Partners LP	813,465	31,481,095
		175,775,646

Pipeline Transportation / Natural Gas - 25.7%(a)
Energy Transfer LP	8,724,510	158,175,366
Enterprise Products Partners LP	4,037,946	125,216,706
		283,392,072

Pipeline Transportation / Petroleum - 9.7%
Plains All American Pipeline LP	5,872,716	107,588,157
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $305,818,447)		566,755,875

COMMON STOCKS - 51.0%	Shares
Gathering & Processing - 10.5%
Hess Midstream LP - Class A	565,283	21,769,048
ONEOK, Inc.	1,150,743	93,935,151
		115,704,199

Liquefaction - 2.1%
Golar LNG, Ltd.	574,869	23,678,854

Midstream - 25.6%(a)
Cheniere Energy, Inc.	242,774	59,120,325
Targa Resources Corp.	372,335	64,816,077
TC Energy Corp.	1,288,624	62,871,965
The Williams Companies, Inc.	1,523,688	95,702,843
		282,511,210

Pipeline Transportation / Natural Gas - 8.0%
DT Midstream, Inc.	298,368	32,793,627
Kinder Morgan, Inc.	1,888,896	55,533,542
		88,327,169

Pipeline Transportation / Petroleum - 4.8%
Enbridge, Inc.	1,163,341	52,722,614
TOTAL COMMON STOCKS (Cost $465,880,349)		562,944,046

SHORT-TERM INVESTMENTS - 0.0%(b)
Money Market Funds - 0.0%(b)
First American Treasury Obligations Fund - Class X, 4.24% (c)	14	14
TOTAL SHORT-TERM INVESTMENTS (Cost $14)		14

TOTAL INVESTMENTS - 102.3% (Cost $771,698,810)		1,129,699,935
Liabilities in Excess of Other Assets - (2.3)%		(24,917,081)
TOTAL NET ASSETS - 100.0%		$1,104,782,854
two		–%
Percentages are stated as a percent of net assets.		–%

LP - Limited Partnership

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

Center Coast Brookfield Midstream Focus Fund The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of June 30, 2025:
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Master Limited Partnerships	566,755,875	–	–	566,755,875
Common Stocks	562,944,046	–	–	562,944,046
Money Market Funds	14	–	–	14
Total Investments	1,129,699,935	–	–	1,129,699,935

Refer to the Schedule of Investments for further disaggregation of investment categories.